ACQUISITION OF BUSINESSES - Business Services, Fuel Marketing (Details) $ in Millions			12 Months Ended
	Jul. 17, 2017 USD ($) gas_station	May 10, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Gains (losses) on hedging instrument, fair value hedges	$ 3	$ 12
Goodwill			$ 1,554	$ 1,152
Business services
Disclosure of detailed information about business combination [line items]
Goodwill			579	$ 238
Business services | Fuel Marketing Business
Disclosure of detailed information about business combination [line items]
Number of gas stations and kiosks acquired | gas_station	213
Consideration transferred, acquisition-date fair value	$ 110
Proportion of ownership interest in subsidiary	26.00%
Percentage of voting equity interests acquired	100.00%
Acquisition-related costs	$ 4
Goodwill	$ 211
Revenue of acquiree since acquisition date			161
Profit (loss) of acquiree since acquisition date			2
Revenue of acquiree as if combination occurred at beginning of period			353
Profit (loss) of acquiree as if combination occurred at beginning of period			$ 4